Fair Value Measurements - Quantitative Information about Level 3 Fair Value Measurements (Details) $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets	$ 175	$ 249
Mortgage servicing assets excluded from OREO	24
Fair Value, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets	175	249
Fair Value, Nonrecurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Collateral dependent loans	56	152
Level 3 | Fair Value, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets	(2)	(4)
Insignificant level 3 assets, net of liabilities	4	2
Level 3 | Fair Value, Nonrecurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Collateral dependent loans	56	152
Market comparable pricing | Level 3 | Fair Value, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, net of unearned income (residential)	11	10
Fair value of underlying collateral | Level 3 | Fair Value, Nonrecurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Collateral dependent loans	56	152
Appraised value | Level 3 | Fair Value, Nonrecurring
Fair Value, Option, Quantitative Disclosures [Line Items]
OREO and other assets	8	14
Interest rate | Discounted cash flows | Level 3 | Fair Value, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets	$ (3)	$ (4)
Comparability factor | Market comparable pricing | Level 3 | Fair Value, Recurring | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, net of unearned income (residential), measurement input	0.7430	0.6800
Comparability factor | Market comparable pricing | Level 3 | Fair Value, Recurring | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, net of unearned income (residential), measurement input	0.9900	0.9500
Comparability factor | Market comparable pricing | Level 3 | Fair Value, Recurring | Weighted-Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans, net of unearned income (residential), measurement input	0.8499	0.7748
Probability of default | Interest rate | Discounted cash flows | Level 3 | Fair Value, Recurring | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets, measurement input	0.0002	0.0002
Probability of default | Interest rate | Discounted cash flows | Level 3 | Fair Value, Recurring | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets, measurement input	1	1
Probability of default | Interest rate | Discounted cash flows | Level 3 | Fair Value, Recurring | Weighted-Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets, measurement input	0.0440	0.0500
Loss given default | Interest rate | Discounted cash flows | Level 3 | Fair Value, Recurring | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets, measurement input	0	0
Loss given default | Interest rate | Discounted cash flows | Level 3 | Fair Value, Recurring | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets, measurement input	1	1
Loss given default | Interest rate | Discounted cash flows | Level 3 | Fair Value, Recurring | Weighted-Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative assets, measurement input	0.49	0.50
Liquidity discount | Fair value of underlying collateral | Level 3 | Fair Value, Nonrecurring | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Collateral dependent loans, measurement input	0	0
Liquidity discount | Fair value of underlying collateral | Level 3 | Fair Value, Nonrecurring | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Collateral dependent loans, measurement input	1.0000	1.0000
Liquidity discount | Fair value of underlying collateral | Level 3 | Fair Value, Nonrecurring | Weighted-Average
Fair Value, Option, Quantitative Disclosures [Line Items]
Collateral dependent loans, measurement input	0.4000	0.3300